AST INTERNATIONAL VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 96.5%
Common Stocks — 95.6%
Australia — 4.0%
AGL Energy Ltd.	266,900	$ 3,455,021
BHP Group PLC	455,943	9,707,761
Coca-Cola Amatil Ltd.	374,700	2,694,813
CSR Ltd.	1,070,300	3,080,619
Fortescue Metals Group Ltd.	1,281,400	7,635,543
Harvey Norman Holdings Ltd.(a)	1,504,600	4,615,478
Inghams Group Ltd.(a)	832,600	1,775,532
Lendlease Group	412,400	4,889,548
Metcash Ltd.	2,725,199	5,492,535
Mineral Resources Ltd.	267,900	2,426,134
Mirvac Group, REIT	2,126,200	4,387,510
Myer Holdings Ltd.*(a)	2,108,600	870,406
Qantas Airways Ltd.	1,938,002	8,246,199
Rio Tinto Ltd.	145,000	9,099,318
St. Barbara Ltd.	1,118,600	2,189,694
Woodside Petroleum Ltd.	220,500	4,810,736
		75,376,847
Austria — 0.6%
OMV AG	138,300	7,428,128
voestalpine AG	144,800	3,345,957
		10,774,085
Belgium — 1.6%
Anheuser-Busch InBev SA/NV	238,307	22,746,768
Bekaert SA	142,800	4,092,940
UCB SA	54,000	3,919,173
		30,758,881
Canada — 2.7%
Canadian National Railway Co.	97,230	8,730,408
National Bank of Canada(a)	199,900	9,946,340
Rogers Communications, Inc. (Class B Stock)	159,200	7,754,218
Suncor Energy, Inc.	498,660	15,729,329
TMX Group Ltd.	104,700	9,036,040
		51,196,335
China — 1.4%
China Resources Cement Holdings Ltd.	6,988,000	7,019,449
Kingboard Holdings Ltd.	1,618,800	4,309,886
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	1,112,500	12,822,816
Shenzhen International Holdings Ltd.	1,246,500	2,401,634
		26,553,785
Denmark — 1.0%
Carlsberg A/S (Class B Stock)	83,872	12,399,220
Danske Bank A/S	248,400	3,460,953
Dfds A/S	53,800	1,953,645
		17,813,818
Finland — 1.5%
Nordea Bank Abp	1,601,460	11,366,097
Sampo OYJ (Class A Stock)	237,652	9,454,151
	Shares	Value
Common Stocks (continued)
Finland (cont’d.)
UPM-Kymmene OYJ	273,300	$ 8,082,618
		28,902,866
France — 11.7%
Air Liquide SA	88,240	12,570,896
Arkema SA	52,200	4,867,541
Atos SE	152,559	10,761,000
AXA SA	305,800	7,808,856
BNP Paribas SA	105,500	5,138,352
Bouygues SA	137,500	5,516,031
Cie Generale des Etablissements Michelin SCA	62,600	6,982,120
CNP Assurances	132,500	2,560,647
Credit Agricole SA	466,400	5,662,920
Engie SA	1,454,052	23,724,767
Natixis SA	818,900	3,402,666
Orange SA	531,500	8,337,360
Peugeot SA	164,100	4,092,925
Renault SA	73,200	4,201,009
Safran SA	126,090	19,853,975
Sanofi	448,521	41,626,828
Societe Generale SA	110,300	3,024,569
Sopra Steria Group	16,500	2,057,107
TOTAL SA	358,200	18,678,227
Valeo SA	51,200	1,657,299
Vinci SA	88,192	9,495,225
Vivendi SA	614,096	16,842,819
		218,863,139
Germany — 6.3%
Allianz SE	51,100	11,910,451
Aurubis AG	46,100	2,056,066
Bayer AG	29,500	2,078,822
Bayerische Motoren Werke AG	81,100	5,707,058
Covestro AG, 144A	119,000	5,885,463
Daimler AG	124,000	6,158,110
Deutsche Lufthansa AG	362,100	5,755,455
Deutsche Post AG	222,800	7,444,027
Duerr AG(a)	101,000	2,621,512
Fresenius SE & Co. KGaA	104,791	4,903,681
METRO AG	349,700	5,516,955
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	30,400	7,864,657
Rheinmetall AG	56,800	7,179,621
SAP SE	174,774	20,562,946
Siemens AG	31,000	3,321,040
Siltronic AG	45,900	3,488,099
Volkswagen AG	61,900	10,632,263
Vonovia SE	105,187	5,338,972
		118,425,198
Hong Kong — 1.5%
CK Asset Holdings Ltd.	288,000	1,950,690
CK Hutchison Holdings Ltd.	774,500	6,845,353
Dah Sing Financial Holdings Ltd.	484,312	1,794,108
Lee & Man Paper Manufacturing Ltd.	5,815,500	3,150,457
A1

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Hong Kong (cont’d.)
Skyworth Group Ltd.	7,664,000	$ 1,986,504
Tongda Group Holdings Ltd.	19,670,000	1,391,990
WH Group Ltd., 144A	6,681,500	5,998,554
Yue Yuen Industrial Holdings Ltd.	1,736,000	4,766,673
		27,884,329
Ireland — 0.9%
C&C Group PLC	423,900	1,916,485
Ryanair Holdings PLC, ADR*	134,218	8,909,391
Smurfit Kappa Group PLC	181,000	5,382,415
		16,208,291
Israel — 0.8%
Bank Hapoalim BM*	510,700	4,027,712
Bank Leumi Le-Israel BM	1,295,459	9,217,498
Teva Pharmaceutical Industries Ltd.*(a)	166,500	1,142,869
		14,388,079
Italy — 1.9%
Enel SpA	2,734,000	20,435,521
Leonardo SpA	500,100	5,890,022
Mediobanca Banca di Credito Finanziario SpA	516,700	5,648,112
UnipolSai Assicurazioni SpA	1,385,701	3,684,033
		35,657,688
Japan — 19.9%
AGC, Inc.	190,200	5,920,632
Aisin Seiki Co. Ltd.	97,600	3,079,927
Aozora Bank Ltd.	98,300	2,463,418
Asahi Group Holdings Ltd.	171,400	8,515,363
Astellas Pharma, Inc.	610,000	8,731,052
Credit Saison Co. Ltd.	196,600	2,650,058
Daiwa House Industry Co. Ltd.	589,794	19,249,677
Dowa Holdings Co. Ltd.	74,000	2,547,976
Fujikura Ltd.	492,300	1,899,199
Fuyo General Lease Co. Ltd.	65,100	3,927,072
Hazama Ando Corp.	528,100	3,943,001
Hitachi Ltd.	313,400	11,745,806
Isuzu Motors Ltd.	330,400	3,654,690
ITOCHU Corp.	584,400	12,092,985
Japan Airlines Co. Ltd.	205,800	6,110,510
Japan Aviation Electronics Industry Ltd.	192,000	2,743,742
JTEKT Corp.	329,500	3,802,709
Kaneka Corp.	80,100	2,510,815
Kao Corp.	151,390	11,240,337
KDDI Corp.	604,600	15,782,922
Keihin Corp.	279,200	4,118,644
Keiyo Bank Ltd. (The)	405,500	2,410,776
Komatsu Ltd.	171,800	3,970,574
Makita Corp.	268,700	8,556,859
Marubeni Corp.	779,500	5,202,847
Mazda Motor Corp.	317,700	2,829,852
Mitsubishi Chemical Holdings Corp.	501,200	3,588,799
Mitsubishi Gas Chemical Co., Inc.	278,600	3,748,248
Mitsubishi UFJ Financial Group, Inc.	1,645,700	8,382,338
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Mitsubishi UFJ Lease & Finance Co. Ltd.	859,800	$ 5,000,687
Mitsui & Co. Ltd.	401,200	6,588,990
Mitsui Chemicals, Inc.	220,100	4,959,894
Mizuho Financial Group, Inc.	4,359,500	6,699,642
Morinaga Milk Industry Co. Ltd.	103,900	3,974,833
Nexon Co. Ltd.*	748,400	9,115,983
Nikon Corp.	227,800	2,855,966
Nippon Telegraph & Telephone Corp.	377,200	18,022,625
Nishi-Nippon Financial Holdings, Inc.	297,400	2,095,386
Nissan Motor Co. Ltd.	519,200	3,247,835
NTN Corp.(a)	438,600	1,268,719
NTT DOCOMO, Inc.	84,100	2,151,319
Pan Pacific International Holdings Corp.	460,520	7,713,652
Resona Holdings, Inc.	1,895,200	8,166,128
Sawai Pharmaceutical Co. Ltd.	48,200	2,500,306
Shin-Etsu Chemical Co. Ltd.	150,300	16,225,100
Shizuoka Gas Co. Ltd.	383,800	3,271,421
SKY Perfect JSAT Holdings, Inc.	1,083,400	4,399,604
Sompo Holdings, Inc.	151,900	6,359,518
Sumitomo Corp.	250,200	3,923,433
Sumitomo Forestry Co. Ltd.	226,600	3,031,865
Sumitomo Heavy Industries Ltd.	176,900	5,267,615
Sumitomo Mitsui Financial Group, Inc.	571,500	19,605,600
Suzuki Motor Corp.	171,300	7,286,982
Teijin Ltd.	327,200	6,318,885
Toagosei Co. Ltd.	171,100	1,942,903
Tokai Rika Co. Ltd.	15,800	268,731
Towa Pharmaceutical Co. Ltd.(a)	137,700	3,205,663
Toyo Tire Corp.	197,300	2,511,785
Toyoda Gosei Co. Ltd.	158,000	3,185,618
Toyota Motor Corp.	67,574	4,535,779
Tsubakimoto Chain Co.	107,200	3,450,265
Ube Industries Ltd.	214,800	4,356,955
Ulvac, Inc.	93,500	3,787,144
Yamaha Corp.	151,100	6,817,537
Yokohama Rubber Co. Ltd. (The)	148,300	2,985,337
		372,520,533
Mexico — 0.1%
Arca Continental SAB de CV	200,300	1,085,948
Netherlands — 5.6%
ABN AMRO Bank NV, 144A, CVA	730,928	12,887,530
Aegon NV	740,800	3,080,573
ING Groep NV	296,500	3,106,005
Koninklijke Ahold Delhaize NV	534,100	13,352,005
Koninklijke DSM NV	90,396	10,879,606
NN Group NV	119,500	4,240,594
Royal Dutch Shell PLC (Class A Stock)	815,851	23,910,380
Royal Dutch Shell PLC (Class B Stock)	493,400	14,542,183
Signify NV, 144A	223,800	6,155,789
Wolters Kluwer NV	187,520	13,702,831
		105,857,496
New Zealand — 0.3%
Air New Zealand Ltd.	2,919,400	5,126,379

A2

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
New Zealand (cont’d.)
SKY Network Television Ltd.	827,900	$ 583,008
		5,709,387
Norway — 1.7%
DNB ASA	292,300	5,147,829
Equinor ASA	587,357	11,142,418
Leroy Seafood Group ASA	459,600	2,792,171
Mowi ASA	104,900	2,425,552
Telenor ASA	524,782	10,520,287
		32,028,257
Singapore — 1.7%
DBS Group Holdings Ltd.	1,063,040	19,236,231
Hong Leong Asia Ltd.*	1,340,700	548,788
NetLink NBN Trust, UTS	9,938,500	6,399,261
Venture Corp. Ltd.	220,000	2,442,213
Wilmar International Ltd.	907,200	2,445,901
		31,072,394
South Africa — 0.1%
Investec PLC	451,400	2,320,857
South Korea — 0.9%
Samsung Electronics Co. Ltd.	406,197	16,676,022
Spain — 1.6%
Banco Santander SA	1,077,200	4,390,445
Iberdrola SA	503,900	5,239,970
Mapfre SA	1,594,116	4,293,925
Red Electrica Corp. SA	353,160	7,174,313
Repsol SA	580,400	9,071,875
		30,170,528
Sweden — 3.1%
Assa Abloy AB (Class B Stock)	774,686	17,239,942
Boliden AB	174,300	4,013,152
Electrolux AB (Class B Stock)	198,800	4,712,663
Epiroc AB (Class A Stock)	1,023,362	11,087,254
JM AB(a)	100,500	2,566,386
Sandvik AB	268,600	4,179,531
SKF AB (Class B Stock)	377,800	6,236,295
Volvo AB (Class B Stock)	555,900	7,809,302
		57,844,525
Switzerland — 7.0%
ABB Ltd.	604,102	11,882,262
Adecco Group AG	59,400	3,286,564
Baloise Holding AG	24,800	4,442,023
Credit Suisse Group AG*	664,200	8,140,667
Helvetia Holding AG	16,500	2,279,587
Landis+Gyr Group AG*	52,000	4,656,488
Novartis AG	274,454	23,772,334
Roche Holding AG	106,900	31,133,031
Swiss Life Holding AG	27,800	13,295,911
Swiss Re AG	74,700	7,793,679
UBS Group AG*	698,300	7,928,114
Zurich Insurance Group AG	34,400	13,161,390
		131,772,050
	Shares	Value
Common Stocks (continued)
United Arab Emirates — 0.2%
Network International Holdings PLC, 144A*	540,868	$ 3,563,891
United Kingdom — 14.3%
3i Group PLC	578,800	8,291,798
Ashtead Group PLC	189,100	5,266,974
Aviva PLC	649,600	3,185,120
Babcock International Group PLC	557,800	3,823,541
BAE Systems PLC	1,611,148	11,268,702
Barclays PLC	2,371,600	4,376,465
Barratt Developments PLC	536,800	4,274,073
Bellway PLC	113,800	4,681,124
Berkeley Group Holdings PLC	82,800	4,247,470
Bovis Homes Group PLC	248,000	3,398,167
BP PLC	2,380,200	15,075,700
British American Tobacco PLC	210,100	7,751,339
BT Group PLC	1,976,800	4,338,882
Centrica PLC	1,876,600	1,698,022
Compass Group PLC	471,632	12,138,301
Debenhams PLC*^(a)	1,384,862	170
Dixons Carphone PLC	1,147,300	1,676,032
GlaxoSmithKline PLC	916,500	19,607,295
Go-Ahead Group PLC (The)	148,200	3,674,035
Howden Joinery Group PLC	570,297	3,921,517
Imperial Brands PLC	310,800	6,972,785
Inchcape PLC	489,500	3,800,923
Informa PLC	1,003,153	10,503,738
International Consolidated Airlines Group SA	565,500	3,304,175
J Sainsbury PLC	2,124,600	5,730,317
Kingfisher PLC	1,390,500	3,529,366
Legal & General Group PLC	1,954,400	5,968,244
Lloyds Banking Group PLC	11,415,600	7,593,209
Marks & Spencer Group PLC	1,296,600	2,937,729
Marston’s PLC	1,392,600	2,120,133
Micro Focus International PLC	115,800	1,612,214
Premier Foods PLC*	200,276	79,787
Prudential PLC	860,614	15,577,654
Redrow PLC	194,952	1,481,149
RELX PLC	850,061	20,165,569
Restaurant Group PLC (The)	643,400	1,121,413
Royal Mail PLC	484,100	1,256,163
RSA Insurance Group PLC	1,069,775	7,018,755
Tate & Lyle PLC	499,300	4,510,363
Taylor Wimpey PLC	1,548,800	3,073,670
Tesco PLC	4,035,416	11,941,523
Unilever PLC	301,772	18,126,960
Vesuvius PLC	494,200	2,764,988
Weir Group PLC (The)	261,447	4,567,006
		268,452,560
United States — 3.2%
Amcor PLC	833,232	8,027,756
Aon PLC	100,965	19,543,795
Ferguson PLC	111,146	8,107,903

A3

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Medtronic PLC	221,810	$ 24,093,002
		59,772,456

Total Common Stocks (cost $1,780,421,386)		1,791,650,245
Preferred Stock — 0.9%
Germany
Volkswagen AG (PRFC)	99,821	16,973,699
(cost $18,383,153)

	Units
Rights* — 0.0%
Australia
Harvey Norman Holdings Ltd., expiring 10/11/19	4,272	5,175
(cost $0)
Warrants* — 0.0%
United States
Boart Longyear Ltd., expiring 09/13/24	3,331,667	5,622
(cost $0)

Total Long-Term Investments (cost $1,798,804,539)		1,808,634,741

	Shares
Short-Term Investments — 3.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	43,321,808	43,321,808
PGIM Institutional Money Market Fund (cost $20,350,329; includes $20,305,747 of cash collateral for securities on loan)(b)(w)	20,347,860	20,349,894

Total Short-Term Investments (cost $63,672,137)		63,671,702

TOTAL INVESTMENTS—99.9% (cost $1,862,476,676)		1,872,306,443

Other assets in excess of liabilities — 0.1%		2,574,343

Net Assets — 100.0%		$1,874,880,786

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
REITs	Real Estate Investment Trust
UTS	Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $170 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,228,827; cash collateral of $20,305,747 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4